CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 123,474	$ 133,873	$ 42,008
Total Current Assets	123,474	133,873	42,008
Other Assets
Certificates of Deposit	173,043	172,880	172,499
Prepaid Expenses	57,373	57,373	0
Deferred Financing Costs, net	54,777	22,966	14,471
Mining Claims – Unproved	1,795,780	1,797,488	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	553,142	608,038	635,212
Available For Sale Securities	10,000	22,500	12,550
Reclamation Bond – Fraser River	5,000	5,000	2,000
Total Other Assets	2,649,115	2,686,245	2,634,220
TOTAL ASSETS	2,772,589	2,820,118	2,676,228
Current Liabilities
Accounts Payable	45,299	41,611	56,617
Accrued Expenses - Related Party	881,474	820,474	884,474
Accrued Expenses – Ruby Mine	0	0	12,250
Accrued Interest	153,815	101,366	41,363
Convertible notes payable (net of discounts of $517,169 and $264,389 and $166,307, respectively)	1,041,361	836,858	608,193
Advance Gold Sales (net of discounts of $0 and $4,289 and $0, respectively)	5,000	195,711
Deferred Gain	0	0	9,835
Derivative Liabilities – Convertible Debt	644,163	696,648	496,827
Derivative Liabilities – Advances on Gold	5,556	22,223	0
Note Payable – Ruby Mine Mortgage	633,104	627,101	1,774,822
Note Payable - Equipment	9,272	41,687	0
Total Current Liabilities	3,419,044	3,383,679	3,884,381
Long-Term Liabilities
Note Payable – Ruby Mine Mortgage, net of current portion	1,093,082	1,205,537	0
Note Payable – Equipment, net of current portion	23,641	0	0
Asset Retirement Obligation	4,716	6,158	5,584
Total Long-Term Liabilities	1,121,439	1,211,695	5,584
Total Liabilities	4,540,483	4,595,374	3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 10,217,468 and 10,217,468 and 4,517,601 shares outstanding at June 30, 2014 and December 31, 2013 and 2012, respectively	697,046	667,758	367,490
Total Commitment & Contingencies	697,046	667,758	367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 500,000,000 and 250,000,000 shares authorized, 187,087,567 and 127,897,079 and 97,485,130 shares issued and outstanding at June 30, 2014 and December 31, 2013 and 2012, respectively	187,087	127,898	97,485
Additional Paid-In Capital	13,935,779	12,962,791	11,805,636
Accumulated Other Comprehensive Income	(15,050)	(2,550)	(12,500)
Stock Payable	18,392	0	0
Deficit Accumulated During Exploration Stage	(16,595,148)	(15,535,153)	(13,475,848)
Total Stockholders’ Equity (Deficit)	(2,464,940)	(2,443,014)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,772,589	2,820,118	2,676,228
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	0	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	$ 4,000	$ 4,000	$ 4,000